DEBT - Schedule of Debt Maturities (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Debt Disclosure [Abstract]
2019 (remaining six months)	$ 197,753
2020	71,833
2021	345,033
2022	47,182
2023	275,797
Thereafter	217,949
Total debt	1,155,547
Deferred charges	(7,867)
Total debt	$ 1,147,680